UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2737

Fidelity Summer Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2008

Item 1. Reports to Stockholders

Fidelity®
New Markets Income
Fund

Semiannual Report

June 30, 2008
(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Proxy Voting Results	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Domestic and international securities markets have struggled thus far in 2008. High-grade fixed-income investments produced modestly positive results, but many stock benchmarks suffered double-digit losses through the first half of this year. Financial markets are always unpredictable, but there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,
/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2008 to June 30, 2008).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Semiannual Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value January 1, 2008	Ending Account Value June 30, 2008	Expenses Paid During Period* January 1, 2008 to June 30, 2008
Actual	$ 1,000.00	$ 1,001.20	$ 4.48
Hypothetical (5% return per year before expenses)	$ 1,000.00	$ 1,020.39	$ 4.52

* Expenses are equal to the Fund's annualized expense ratio of.90%; multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Five Countries as of June 30, 2008
(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Brazil	10.9	12.6
Venezuela	8.0	8.2
Russia	7.4	7.9
United States of America	6.6	6.1
Turkey	6.5	7.6
Percentages are adjusted for the effect of open futures contracts, if applicable.
Top Five Holdings as of June 30, 2008
(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Brazilian Federative Republic	9.4	10.6
Russian Federation	7.2	7.7
Turkish Republic	6.5	7.6
Venezuelan Republic	6.4	6.5
United Mexican States	6.0	6.1
	35.5
Asset Allocation (% of fund's net assets)
As of June 30, 2008	As of December 31, 2007
Corporate Bonds 16.0%	Corporate Bonds 17.2%
Government Obligations 65.3%	Government Obligations 67.0%
Supranational Obligations 0.2%	Supranational Obligations 0.2%
Stocks 0.3%	Stocks 0.0%
Preferred Securities 3.8%	Preferred Securities 4.0%
Other Investments 0.0%	Other Investments 0.1%
Short-Term Investments and Net Other Assets 14.4%	Short-Term Investments and Net Other Assets 11.5%

Semiannual Report

Investments June 30, 2008 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 16.0%
		Principal Amount (d)	Value
Bahamas (Nassau) - 0.3%
Odebrecht Overseas Ltd. 9.625%		$ 5,589,000	$ 5,728,725
Cayman Islands - 0.1%
DASA Finance Corp. 8.75% 5/29/18 (f)		2,735,000	2,714,488
Dominican Republic - 0.2%
Cerveceria Nacional Dominicana C por A 16% 3/27/12 (f)		3,835,000	3,413,150
Germany - 1.3%
JSC Severstal 9.25% 4/19/14 (Issued by Citigroup Global Markets Deutschland AG for JSC Severstal) (f)		9,310,000	9,635,850
Kyivstar GSM:
7.75% 4/27/12 (Issued by Dresdner Bank AG for Kyivstar GSM) (f)		9,865,000	9,869,933
10.375% 8/17/09 (Issued by Dresdner Bank AG for Kyivstar GSM) (f)		7,105,000	7,371,438
10.375% 8/17/09 (Issued by Dresdner Bank AG for Kyivstar GSM)		2,320,000	2,407,000
TOTAL GERMANY			29,284,221
Indonesia - 0.0%
APP International Finance (Mauritius) Ltd.:
0% 7/5/01 (c)(f)		4,420,000	110,500
0% 7/5/01 (Reg. S) (c)		1,335,000	33,375
TOTAL INDONESIA			143,875
Kazakhstan - 0.7%
KazMunaiGaz Finance Sub BV:
8.375% 7/2/13 (f)		7,845,000	7,913,644
9.125% 7/2/18 (f)		7,845,000	7,884,225
TOTAL KAZAKHSTAN			15,797,869
Korea (South) - 0.4%
Hanarotelecom, Inc. 7% 2/1/12 (f)		9,570,000	9,426,450
Luxembourg - 5.0%
Evraz Group SA:
8.875% 4/24/13 (f)		9,085,000	9,039,575
9.5% 4/24/18 (f)		2,110,000	2,096,918
Millicom International Cellular SA 10% 12/1/13		8,935,000	9,471,100
Mobile Telesystems Finance SA:
8% 1/28/12		11,496,000	11,539,685
8% 1/28/12 (f)		12,640,000	12,688,032
8.375% 10/14/10 (f)		4,110,000	4,207,818
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
Luxembourg - continued
Mobile Telesystems Finance SA: - continued
8.375% 10/14/10 (Reg. S)		$ 5,520,000	$ 5,651,376
OJSC Russian Agricultural Bank:
6.299% 5/15/17 (Issued by RSHB Capital SA for OJSC Russian Agricultural Bank) (f)		8,180,000	7,402,900
6.97% 9/21/16 (Issued by RSHB Capital SA for OJSC Russian Agricultural Bank) (e)		2,185,000	2,086,675
7.125% 1/14/14 (Issued by RSHB Capital SA for OJSC Russian Agricultural Bank) (f)		6,040,000	5,994,700
7.175% 5/16/13 (Issued by RSHB Capital SA for OJSC Russian Agricultural Bank) (f)		4,930,000	4,905,350
7.75% 5/29/18 (Issued by RSHB Capital SA for OJSC Russian Agricultural Bank) (f)		5,475,000	5,433,938
TNK-BP Finance SA 7.5% 3/13/13 (f)		5,945,000	5,751,788
Vimpel Communications:
8.25% 5/23/16 (Issued by UBS Luxembourg SA for Vimpel Communications)		19,320,000	18,692,100
8.375% 4/30/13 (Issued by VIP Finance Ireland Ltd. for Vimpel Communications) (f)		5,260,000	5,181,100
TOTAL LUXEMBOURG			110,143,055
Malaysia - 0.8%
Penerbangan Malaysia Bhd 5.625% 3/15/16 (Reg. S)		6,370,000	6,470,646
Petronas Capital Ltd.:
7% 5/22/12		4,635,000	4,971,965
7.875% 5/22/22 (Reg. S)		5,400,000	6,446,520
TOTAL MALAYSIA			17,889,131
Mexico - 0.3%
Cablemas SA de CV 9.375% 11/15/15 (Reg. S)		5,260,000	5,680,800
Netherlands - 1.4%
Bulgaria Steel Finance BV 12% 5/4/13 (c)	EUR	5,100,000	5,259,450
Lukoil International Finance BV:
6.356% 6/7/17 (f)		12,220,000	11,502,075
6.656% 6/7/22 (f)		8,145,000	7,401,769
PT Indosat International Finance Co. BV 7.125% 6/22/12 (f)		7,430,000	7,430,000
TOTAL NETHERLANDS			31,593,294
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
Philippines - 0.4%
Development Bank of Philippines 8.375% (g)		$ 3,485,000	$ 3,485,000
National Power Corp. 6.875% 11/2/16 (f)		5,485,000	5,251,888
TOTAL PHILIPPINES			8,736,888
Russia - 0.2%
OAO TMK 8.5% 9/29/09 (Issued by TMK Capital SA for OAO TMK)		4,600,000	4,657,500
Singapore - 0.3%
Empire Capital Resources Pte. Ltd. 9.375% 12/15/11 (f)		5,370,000	5,638,500
United Kingdom - 0.4%
Ex-Im Ukraine 7.65% 9/7/11 (Issued by Credit Suisse London Branch for Ex-Im Ukraine)		4,390,000	4,258,300
NJSC Naftogaz of Ukraine 8.125% 9/30/09 (Issued by Standard Bank PLC for NJSC Naftogaz of Ukraine)		4,200,000	4,053,000
TOTAL UNITED KINGDOM			8,311,300
United States of America - 2.6%
Freeport-McMoRan Copper & Gold, Inc.:
5.8825% 4/1/15 (g)		7,730,000	7,730,000
8.25% 4/1/15		10,965,000	11,417,306
Pemex Project Funding Master Trust:
6.625% 6/15/35		15,190,000	14,939,365
6.625% 6/15/35 (f)		2,295,000	2,257,133
8.625% 2/1/22		16,955,000	20,854,650
TOTAL UNITED STATES OF AMERICA			57,198,454
Venezuela - 1.6%
Petroleos de Venezuela SA:
5.25% 4/12/17		28,820,000	20,029,900
5.375% 4/12/27		26,330,000	15,600,525
TOTAL VENEZUELA			35,630,425
TOTAL NONCONVERTIBLE BONDS (Cost $366,126,892)			351,988,125
Government Obligations - 65.3%

Argentina - 2.7%
Argentine Republic:
discount (with partial capitalization through 12/31/13) 8.28% 12/31/33		28,374,748	21,635,745
Government Obligations - continued
		Principal Amount (d)	Value
Argentina - continued
Argentine Republic: - continued
7% 3/28/11		$ 11,690,000	$ 10,008,264
7% 9/12/13		28,675,000	21,581,920
8.375% 12/20/03 (c)		12,860,000	3,600,800
11% 10/9/06 (c)		3,010,000	903,000
11.75% 4/7/09 (c)		4,145,000	1,243,500
TOTAL ARGENTINA			58,973,229
Belize - 0.1%
Belize Government 4.25% 2/20/29 (e)(f)		4,137,600	2,999,760
Brazil - 9.4%
Brazilian Federative Republic:
6% 1/17/17		5,065,000	5,171,365
7.125% 1/20/37		13,375,000	14,826,188
8% 1/15/18		14,245,000	15,854,685
8.25% 1/20/34		12,615,000	15,592,140
8.75% 2/4/25		25,690,000	32,497,850
8.875% 10/14/19		12,625,000	15,875,938
8.875% 4/15/24		16,615,000	21,142,588
10.125% 5/15/27		7,325,000	10,438,125
11% 8/17/40		16,195,000	21,393,595
12.25% 3/6/30		12,770,000	21,709,000
12.5% 1/5/16	BRL	16,465,000	10,167,384
12.75% 1/15/20		13,455,000	21,359,813
TOTAL BRAZIL			206,028,671
Colombia - 2.8%
Colombian Republic:
7.375% 9/18/37		17,145,000	18,516,600
8.125% 5/21/24		2,665,000	3,091,400
10.375% 1/28/33		3,750,000	5,456,250
10.75% 1/15/13		8,030,000	9,676,150
11.75% 2/25/20		17,851,000	25,883,950
TOTAL COLOMBIA			62,624,350
Congo - 0.3%
Congo Republic 2.5% 6/30/29 (e)		13,984,000	7,271,680
Dominican Republic - 0.2%
Dominican Republic 9.04% 1/23/18 (f)		3,890,998	4,007,728
Government Obligations - continued
		Principal Amount (d)	Value
Ecuador - 1.7%
Ecuador Republic:
9.375% 12/15/15 (f)		$ 4,155,000	$ 4,300,425
10% 8/15/30 (Reg. S)		19,745,000	19,251,375
12% 11/15/12 (Reg. S)		13,678,200	13,951,764
TOTAL ECUADOR			37,503,564
Egypt - 0.6%
Arab Republic of Egypt 8.75% 7/18/12 (f)	EGP	70,170,000	12,274,827
El Salvador - 0.5%
El Salvador Republic:
7.75% 1/24/23 (Reg. S)		5,830,000	6,238,100
8.25% 4/10/32 (Reg. S)		3,585,000	3,961,425
TOTAL EL SALVADOR			10,199,525
Fiji - 0.2%
Republic of Fiji 6.875% 9/13/11		5,835,000	5,309,850
Gabon - 1.0%
Gabonese Republic 8.2% 12/12/17 (f)		20,920,000	21,599,900
Ghana - 0.9%
Ghana Republic 8.5% 10/4/17 (f)		19,950,000	19,999,875
Indonesia - 0.5%
Indonesian Republic:
7.5% 1/15/16 (f)		5,715,000	5,729,288
8.5% 10/12/35 (f)		5,655,000	5,810,513
TOTAL INDONESIA			11,539,801
Iraq - 0.6%
Republic of Iraq 5.8% 1/15/28 (Reg. S)		19,330,000	13,965,925
Ivory Coast - 1.4%
Ivory Coast:
FLIRB 4% 3/29/18 (Reg. S) (c)(g)		43,245,000	16,757,438
past due interest 3% 3/30/18 (Reg. S) (c)(g)		33,283,250	12,980,468
TOTAL IVORY COAST			29,737,906
Lebanon - 2.8%
Lebanese Republic:
6.1088% 11/30/09 (Reg. S) (g)		11,165,000	10,941,700
7.125% 3/5/10		9,710,000	9,564,350
7.875% 5/20/11 (Reg. S)		7,665,000	7,607,513
8.5% 1/19/16 (Reg. S)		2,555,000	2,523,063
8.625% 6/20/13 (Reg. S)		2,335,000	2,352,513
Government Obligations - continued
		Principal Amount (d)	Value
Lebanon - continued
Lebanese Republic: - continued
10.125% 8/6/08		$ 5,650,000	$ 5,678,250
10.25% 10/6/09 (Reg. S)		5,015,000	5,190,525
11.625% 5/11/16 (Reg. S)		16,060,000	18,589,450
TOTAL LEBANON			62,447,364
Malaysia - 0.4%
Malaysian Government:
7.5% 7/15/11		3,860,000	4,174,590
8.75% 6/1/09		3,860,000	4,021,734
TOTAL MALAYSIA			8,196,324
Mexico - 6.0%
United Mexican States:
6.75% 9/27/34		31,920,000	33,915,000
7.5% 4/8/33		10,380,000	11,973,330
8.125% 12/30/19		13,337,000	16,137,770
8.3% 8/15/31		20,450,000	25,511,375
11.375% 9/15/16		10,850,000	15,092,350
11.5% 5/15/26		17,480,000	28,296,624
TOTAL MEXICO			130,926,449
Pakistan - 0.3%
Islamic Republic of Pakistan:
6.875% 6/1/17 (f)		2,855,000	2,055,600
7.125% 3/31/16 (f)		6,185,000	4,515,050
TOTAL PAKISTAN			6,570,650
Panama - 0.9%
Panamanian Republic:
7.125% 1/29/26		5,370,000	5,705,625
7.25% 3/15/15		3,915,000	4,208,625
8.875% 9/30/27		7,220,000	9,133,300
TOTAL PANAMA			19,047,550
Peru - 1.3%
Peruvian Republic:
6.55% 3/14/37		9,430,000	9,562,020
7.35% 7/21/25		11,160,000	12,443,400
9.875% 2/6/15		5,695,000	6,967,833
TOTAL PERU			28,973,253
Government Obligations - continued
		Principal Amount (d)	Value
Philippines - 5.8%
Philippine Republic:
6.375% 1/15/32		$ 2,275,000	$ 2,064,563
7.75% 1/14/31		14,075,000	14,567,625
8.875% 3/17/15		13,520,000	15,092,376
9% 2/15/13		16,640,000	18,262,400
9.375% 1/18/17		12,905,000	15,018,839
9.5% 2/2/30		15,085,000	18,365,988
9.875% 1/15/19		20,625,000	25,110,938
10.625% 3/16/25		15,360,000	20,160,000
TOTAL PHILIPPINES			128,642,729
Russia - 7.2%
Russian Federation:
7.5% 3/31/30 (Reg. S)		96,005,488	107,526,130
11% 7/24/18 (Reg. S)		14,407,000	20,177,436
12.75% 6/24/28 (Reg. S)		17,742,000	31,322,614
TOTAL RUSSIA			159,026,180
Serbia - 0.3%
Republic of Serbia 3.75% 11/1/24 (e)(f)		7,545,000	6,941,400
Turkey - 6.5%
Turkish Republic:
6.75% 4/3/18		18,630,000	17,325,900
6.875% 3/17/36		16,310,000	13,476,138
7% 9/26/16		11,100,000	10,628,250
7% 6/5/20		12,275,000	11,323,688
7.25% 3/5/38		7,775,000	6,676,781
7.375% 2/5/25		5,895,000	5,438,138
8% 2/14/34		9,770,000	9,330,350
9.5% 1/15/14		13,950,000	15,275,250
11% 1/14/13		16,660,000	19,200,650
11.5% 1/23/12		12,540,000	14,358,300
11.875% 1/15/30		13,775,000	19,353,875
TOTAL TURKEY			142,387,320
Ukraine - 1.2%
Ukraine Government:
6.385% 6/26/12 (f)		8,095,000	7,690,250
6.75% 11/14/17 (f)		7,470,000	6,564,263
Government Obligations - continued
		Principal Amount (d)	Value
Ukraine - continued
Ukraine Government: - continued
6.875% 3/4/11 (Reg. S)		$ 3,855,000	$ 3,782,719
7.65% 6/11/13 (Reg. S)		9,285,000	9,029,663
TOTAL UKRAINE			27,066,895
United States of America - 1.7%
U.S. Treasury Bonds 4.375% 2/15/38		39,280,000	38,285,745
Uruguay - 1.2%
Uruguay Republic:
7.875% 1/15/33 pay-in-kind		8,393,307	8,771,006
8% 11/18/22		12,310,000	13,171,700
9.25% 5/17/17		3,315,000	4,019,438
TOTAL URUGUAY			25,962,144
Venezuela - 6.4%
Venezuelan Republic:
oil recovery rights 4/15/20 (h)		171,700	6,095,350
8.5% 10/8/14		17,235,000	16,287,075
9.25% 9/15/27		26,400,000	24,750,000
9.375% 1/13/34		11,545,000	10,477,088
10.75% 9/19/13		56,210,000	58,598,925
13.625% 8/15/18		20,503,000	25,321,205
TOTAL VENEZUELA			141,529,643
Vietnam - 0.4%
Vietnamese Socialist Republic 6.875% 1/15/16 (f)		7,970,000	7,710,975
TOTAL GOVERNMENT OBLIGATIONS (Cost $1,400,776,957)			1,437,751,212
Supranational Obligations - 0.2%

European Bank for Reconstruction and Development 6.5% 12/20/10 (Cost $3,871,566)	RUB	95,000,000	4,065,659
Common Stocks - 0.3%
	Shares
Bulgaria - 0.0%
Kremikovtzi Corp. warrants (GSHL Bulgaria SA Warrant Program) 5/4/11 (a)	51	1
Common Stocks - continued
	Shares	Value
Hong Kong - 0.1%
China Mobile (Hong Kong) Ltd. sponsored ADR	39,000	$ 2,611,050
Korea (South) - 0.2%
Samsung Electronics Co. Ltd. GDR (f)	9,753	2,874,697
TOTAL COMMON STOCKS (Cost $6,645,694)		5,485,748
Preferred Securities - 3.8%
	Principal Amount (d)
Brazil - 1.5%
Globo Comunicacoes e Participacoes SA 9.375%	$ 22,585,000	23,336,773
Net Servicos de Comunicacao SA 9.25% (f)	10,220,000	10,613,942
TOTAL BRAZIL		33,950,715
United States of America - 2.3%
Pemex Project Funding Master Trust 7.75%	50,276,000	50,548,556
TOTAL PREFERRED SECURITIES (Cost $84,321,522)		84,499,271
Money Market Funds - 12.9%
	Shares
Fidelity Cash Central Fund, 2.38% (b) (Cost $282,774,307)	282,774,307	282,774,307
Purchased Options - 0.0%
	Expiration Date/Strike Price	Underlying Face Amount	Value
United Kingdom - 0.0%
Merrill Lynch International Ltd. Call Option on $78,010,000 notional amount of Argentine Republic par 1.33% 12/31/38 (Cost $1,404,180)	July 2008/ $36.50	$ 26,523,400	$ 109,214
TOTAL INVESTMENT PORTFOLIO - 98.5% (Cost $2,145,921,118)	2,166,673,536
NET OTHER ASSETS - 1.5%	33,739,858
NET ASSETS - 100%	$ 2,200,413,394
Security Type Abbreviation
FLIRB	-	Front Loaded Interest Reduction Bonds
Currency Abbreviations
BRL	-	Brazilian real
EGP	-	Egyptian pound
EUR	-	European Monetary Unit
RUB	-	Russian ruble
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Non-income producing - Issuer is in default.
(d) Principal amount is stated in United States dollars unless otherwise noted.
(e) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $286,211,655 or 13.0% of net assets.

(g) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(h) Quantity represents share amount.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 2,254,455
Other Information

The following is a summary of the inputs used, as of June 30, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 2,166,673,536	$ 288,260,054	$ 1,867,561,243	$ 10,852,239
The following is a reconciliation of assets for which Level 3 inputs were used in determining value:
Investments in Securities
Beginning Balance	$ 12,293,915
Total Realized Gain (Loss)	(418,053)
Total Unrealized Gain (Loss)	(791,803)
Cost of Purchases	1,404,180
Proceeds of Sales	(1,636,000)
Amortization/Accretion	-
Transfer in/out of Level 3	-
Ending Balance	$ 10,852,239

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

The composition of credit quality ratings as a percentage of net assets is as follows (ratings are unaudited):
U.S. Government and U.S. Government Agency Obligations	1.7%
AAA,AA,A	2.1%
BBB	19.3%
BB	33.5%
B	20.7%
CCC,CC,C	2.9%
D	0.2%
Not Rated	4.6%
Equities	0.6%
Other Investments	0.0%
Short-Term Investments and Net Other Assets	14.4%
100.0%
We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2008 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $1,863,146,811)	$ 1,883,899,229
Fidelity Central Funds (cost $282,774,307)	282,774,307
Total Investments (cost $2,145,921,118)		$ 2,166,673,536
Receivable for investments sold		8,700,342
Receivable for fund shares sold		5,083,021
Dividends receivable		746,903
Interest receivable		40,456,295
Distributions receivable from Fidelity Central Funds		478,351
Prepaid expenses		3,021
Other receivables		4,021
Total assets		2,222,145,490

Liabilities
Payable for investments purchased	$ 15,587,622
Payable for fund shares redeemed	3,382,833
Distributions payable	1,064,136
Accrued management fee	1,221,975
Other affiliated payables	360,716
Other payables and accrued expenses	114,814
Total liabilities		21,732,096

Net Assets		$ 2,200,413,394
Net Assets consist of:
Paid in capital		$ 2,174,072,670
Undistributed net investment income		4,833,761
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		688,861
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		20,818,102
Net Assets, for 154,333,599 shares outstanding		$ 2,200,413,394
Net Asset Value, offering price and redemption price per share ($2,200,413,394 ÷ 154,333,599 shares)		$ 14.26

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended June 30, 2008 (Unaudited)

Investment Income
Dividends		$ 4,165,831
Interest		64,467,971
Income from Fidelity Central Funds		2,254,455
Total income		70,888,257

Expenses
Management fee	$ 7,170,794
Transfer agent fees	1,634,796
Accounting fees and expenses	473,264
Custodian fees and expenses	129,384
Independent trustees' compensation	4,576
Registration fees	51,836
Audit	43,487
Legal	4,006
Miscellaneous	111,714
Total expenses before reductions	9,623,857
Expense reductions	(21,224)	9,602,633
Net investment income		61,285,624
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	9,001,357
Foreign currency transactions	(181,336)
Total net realized gain (loss)		8,820,021
Change in net unrealized appreciation (depreciation) on: Investment securities	(68,710,367)
Assets and liabilities in foreign currencies	55,128
Total change in net unrealized appreciation (depreciation)		(68,655,239)
Net gain (loss)		(59,835,218)
Net increase (decrease) in net assets resulting from operations		$ 1,450,406

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended June 30, 2008 (Unaudited)	Year ended December 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 61,285,624	$ 135,332,086
Net realized gain (loss)	8,820,021	9,849,835
Change in net unrealized appreciation (depreciation)	(68,655,239)	(28,201,286)
Net increase (decrease) in net assets resulting from operations	1,450,406	116,980,635
Distributions to shareholders from net investment income	(59,165,346)	(135,930,700)
Distributions to shareholders from net realized gain	(5,838,343)	(5,725,975)
Total distributions	(65,003,689)	(141,656,675)
Share transactions Proceeds from sales of shares	373,460,038	674,026,257
Reinvestment of distributions	58,915,746	128,347,221
Cost of shares redeemed	(284,752,499)	(910,657,571)
Net increase (decrease) in net assets resulting from share transactions	147,623,285	(108,284,093)
Redemption fees	184,757	369,524
Total increase (decrease) in net assets	84,254,759	(132,590,609)

Net Assets
Beginning of period	2,116,158,635	2,248,749,244
End of period (including undistributed net investment income of $4,833,761 and undistributed net investment income of $2,713,483, respectively)	$ 2,200,413,394	$ 2,116,158,635
Other Information Shares
Sold	25,677,537	45,651,424
Issued in reinvestment of distributions	4,060,088	8,725,291
Redeemed	(19,590,945)	(62,103,163)
Net increase (decrease)	10,146,680	(7,726,448)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

Six months ended June 30, 2008

Years ended December 31,

(Unaudited)

2007

2006

2005

2004

2003

Selected Per-Share Data
Net asset value, beginning of period	$ 14.68	$ 14.80	$ 14.42	$ 14.33	$ 13.90	$ 11.32
Income from Investment Operations
Net investment income D	.413	.894	.880	.869	.857	.899
Net realized and unrealized gain (loss)	(.394)	(.077)	.777	.638	.775	2.503
Total from investment operations	.019	.817	1.657	1.507	1.632	3.402
Distributions from net investment income	(.400)	(.899)	(.860)	(.861)	(.880)	(.795)
Distributions from net realized gain	(.040)	(.040)	(.420)	(.560)	(.330)	(.050)
Total distributions	(.440)	(.939)	(1.280)	(1.421)	(1.210)	(.845)
Redemption fees added to paid in capital D	.001	.002	.003	.004	.008	.023
Net asset value, end of period	$ 14.26	$ 14.68	$ 14.80	$ 14.42	$ 14.33	$ 13.90
Total Return B,C	.12%	5.71%	11.89%	11.10%	12.50%	31.11%
Ratios to Average Net Assets E,G
Expenses before reductions	.90% A	.89%	.91%	.94%	.94%	.97%
Expenses net of fee waivers, if any	.90% A	.89%	.91%	.94%	.94%	.97%
Expenses net of all reductions	.90% A	.88%	.90%	.94%	.94%	.97%
Net investment income	5.72% A	6.07%	5.99%	6.12%	6.26%	7.00%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,200,413	$ 2,116,159	$ 2,248,749	$ 1,734,057	$ 1,100,652	$ 870,327
Portfolio turnover rate F	60% A	65%	103%	196%	237%	270%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2008 (Unaudited)

1. Organization.

Fidelity New Markets Income Fund (the Fund) is a non-diversified fund of Fidelity Summer Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

closing prices are not available, securities are valued at the last quoted bid price. Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price. Options traded over-the-counter are valued using dealer-supplied valuations. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Actual prices received at disposition may differ.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

The aggregate value by input level, as of June 30, 2008, for the Fund's investments, as well as a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining value, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 pm Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the Fund's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, prior period premium and discount on debt securities, market discount, deferred trustees compensation and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 76,238,768
Unrealized depreciation	(58,744,870)
Net unrealized appreciation (depreciation)	$ 17,493,898
Cost for federal income tax purposes	$ 2,149,179,638

Semiannual Report

3. Significant Accounting Policies - continued

Short-Term Trading (Redemption) Fees. Shares purchased and held in the Fund less than 90 days are subject to a redemption fee equal to 1.00% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (SFAS 161), was issued and is effective for fiscal years beginning after November 15, 2008. SFAS 161 requires enhanced disclosures to provide information about the reasons the Fund invests in derivative instruments, the accounting treatment and the effect derivatives have on financial performance. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Fund's financial statement disclosures.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Options. The Fund may use options to manage its exposure to the bond market and to fluctuations in interest rates. Writing puts and buying calls tend to increase a fund's exposure to the underlying instrument. Buying puts and writing calls tend to decrease a fund's exposure to the underlying instrument, or hedge other fund investments. The underlying face amount at value of any open options at period end is shown in the Schedule of Investments under the caption "Purchased Options". This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparties do not perform under the contracts' terms. Gains and losses are realized upon the expiration or closing of the options. Realized gains (losses) on purchased options are included in realized gains (losses) on investment securities.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Operating Policies - continued

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $486,372,744 and $451,279,562, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .55% of the Fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .67% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period the transfer agent fees were equivalent to an annualized rate of .15% of average net assets.

Accounting Fees. Fidelity Service Company, Inc. (FSC), also an affiliate of FMR, maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $99 for the period.

Semiannual Report

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $2,083 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $1,298 for the period. In addition, through arrangements with the Fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody and transfer agent expenses by $5,850 and $14,076, respectively.

9. Credit Risk.

The Fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the Fund's investments and the income they generate, as well as the Fund's ability to repatriate such amounts.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on March 19, 2008. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of Votes	% of Votes
James C. Curvey
Affirmative	11,610,250,061.21	95.143
Withheld	592,704,240.35	4.857
TOTAL	12,202,954,301.56	100.000
Dennis J. Dirks
Affirmative	11,685,717,439.03	95.761
Withheld	517,236,862.53	4.239
TOTAL	12,202,954,301.56	100.000
Edward C. Johnson 3d
Affirmative	11,570,214,714.52	94.815
Withheld	632,739,587.04	5.185
TOTAL	12,202,954,301.56	100.000
Alan J. Lacy
Affirmative	11,664,859,946.20	95.590
Withheld	538,094,355.36	4.410
TOTAL	12,202,954,301.56	100.000
Ned C. Lautenbach
Affirmative	11,662,444,292.18	95.571
Withheld	540,510,009.38	4.429
TOTAL	12,202,954,301.56	100.000
Joseph Mauriello
Affirmative	11,675,031,038.16	95.674
Withheld	527,923,263.40	4.326
TOTAL	12,202,954,301.56	100.000
Cornelia M. Small
Affirmative	11,667,251,248.13	95.610
Withheld	535,703,053.43	4.390
TOTAL	12,202,954,301.56	100.000
	# of Votes	% of Votes
William S. Stavropoulos
Affirmative	11,625,197,579.40	95.265
Withheld	577,756,722.16	4.735
TOTAL	12,202,954,301.56	100.000
David M. Thomas
Affirmative	11,678,121,052.04	95.699
Withheld	524,833,249.52	4.301
TOTAL	12,202,954,301.56	100.000
Michael E. Wiley
Affirmative	11,668,200,916.65	95.618
Withheld	534,753,384.91	4.382
TOTAL	12,202,954,301.56	100.000
PROPOSAL 2
To amend the Declaration of Trust to reduce the required quorum for future shareholder meetings.A
	# of Votes	% of Votes
Affirmative	9,287,010,671.33	76.105
Against	1,918,338,397.31	15.720
Abstain	604,518,107.25	4.954
Broker Non-Votes	393,087,125.67	3.221
TOTAL	12,202,954,301.56	100.000
A Denotes trust-wide proposal and voting results.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity New Markets Income Fund

On June 19, 2008, the Board of Trustees, including the Independent Trustees (together, the Board), voted to continue the management contract and subadvisory agreements (together, the Advisory Contracts) for the fund for one month, through July 31, 2008, in connection with the reorganization of the Fidelity funds under two separate boards. The Board considered that the contractual terms of and fees payable under the fund's Advisory Contracts involve no changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the nature or level of services provided under the fund's Advisory Contracts; or (iii) the day-to-day management of the fund or the persons primarily responsible for such management. The Board concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be extended, without modification, through July 31, 2008, with the understanding that the Board will consider their renewal in July 2008.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Research & Analysis Company

Fidelity International
Investment Advisors

Fidelity International Investment
Advisors (U.K.) Limited

Fidelity Investments Japan Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Service Company, Inc.

Boston, MA

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) 1-800-544-5555

Automated line for quickest service

NMI-USAN-0808
1.787782.105

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Summer Street Trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Summer Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Summer Street Trust

By:	/s/ Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	August 28, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	August 28, 2008
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	August 28, 2008